ADVANCES	3 Months Ended
Mar. 31, 2022
ADVANCES
ADVANCES

NOTE 20 – ADVANCES

	3/31/2022	12/31/2021
Current
PROINFA	1,068,969	1,043,978
PROCEL	324,715	326,968
ALBRAS	89,509	89,509
	1,483,193	1,460,455
Non-current
ALBRAS	165,406	186,348
	165,406	186,348
Total	1,648,599	1,646,803